Premises, equipment and computer software - Schedule of Premise, Equipment and Computer Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 342,499	$ 399,566
Accumulated depreciation	(188,717)	(245,204)
Net carrying value	153,782	154,362
Total depreciation charged to operating expenses	21,354	19,767	$ 18,477
Land
Property, Plant and Equipment [Line Items]
Cost	8,333	8,333
Accumulated depreciation	0	0
Net carrying value	8,333	8,333
Buildings
Property, Plant and Equipment [Line Items]
Cost	204,473	198,692
Accumulated depreciation	(91,401)	(88,670)
Net carrying value	113,072	110,022
Total depreciation charged to operating expenses	9,202	7,334	5,963
Equipment
Property, Plant and Equipment [Line Items]
Cost	27,128	26,583
Accumulated depreciation	(19,304)	(19,730)
Net carrying value	7,824	6,853
Total depreciation charged to operating expenses	2,384	2,389	2,390
Computer hardware and software in use
Property, Plant and Equipment [Line Items]
Cost	100,630	164,231
Accumulated depreciation	(78,012)	(136,804)
Net carrying value	22,618	27,427
Total depreciation charged to operating expenses	9,768	10,044	$ 10,124
Computer software in development
Property, Plant and Equipment [Line Items]
Cost	1,935	1,727
Accumulated depreciation	0	0
Net carrying value	$ 1,935	$ 1,727